CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Income Statement [Abstract]
Revenues	$ 3,254	$ 3,628	$ 14,195	$ 14,476	$ 14,597
Costs of services (excludes depreciation and amortization, specified contract charge, settlement charge and restructuring costs of $238 (2013) and $137 (2012))	2,456	2,967	11,100	12,181	11,653
Cost of services – specified contract charge (excludes amount charged to revenue of $204)			0	1,281	0
Cost of services – settlement charge (excludes amount charged to revenue of $42)			0	227	0
Selling, general and administrative (excludes restructuring costs of $26 (2013) and $3 (2012))	292	281	1,176	1,108	935
Depreciation and amortization	254	262	1,070	1,141	1,063
Goodwill impairment			0	2,745	0
Restructuring costs	7	27	264	140	0
Interest expense	39	44	183	174	167
Interest income	(4)	(5)	(22)	(38)	(37)
Other (income) expense, net	(1)	12	(25)	4	(11)
Total costs and expenses	3,043	3,588	13,746	18,963	13,770
Income (loss) from continuing operations before taxes	211	40	449	(4,487)	827
Taxes on income	66	19	(49)	(96)	194
Income (loss) from continuing operations	145	21	498	(4,391)	633
Income from discontinued operations, net of taxes	14	21	481	166	126
Net income (loss)	159	42	979	(4,225)	759
Less:
Net income attributable to noncontrolling interest, net of tax	3	2	18	17	19
Net income (loss) attributable to CSC common stockholders	$ 156	$ 40	$ 961	$ (4,242)	$ 740
Earnings (loss) per common share - Basic:
Continuing operations	$ 0.95	$ 0.13	$ 3.11	$ (28.44)	$ 3.97
Discontinued operations	$ 0.09	$ 0.13	$ 3.11	$ 1.07	$ 0.82
Basic EPS (in dollars per share)	$ 1.04	$ 0.26	$ 6.22	$ (27.37)	$ 4.79
Earnings (loss) per common share - Diluted:
Continuing operations	$ 0.93	$ 0.13	$ 3.09	$ (28.44)	$ 3.93
Discontinued operations	$ 0.09	$ 0.13	$ 3.09	$ 1.07	$ 0.80
Diluted EPS (in dollars per share)	$ 1.02	$ 0.26	$ 6.18	$ (27.37)	$ 4.73
Cash dividend per common share	$ 0.20	$ 0.20	$ 0.8	$ 0.80	$ 0.70